TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income (tax benefit) from continued operations reported in the statements of income	$ (1,648)		$ (4,575)		$ (4,816)
Statutory tax rate in Israel	23.00%		23.00%		23.00%
Theoretical taxes on income (tax benefit)	$ (379)		$ (1,052)		$ (1,108)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(13)		75		50
Reduced tax rate on income derived from "Preferred Enterprises" plans	(48)		149		580
Earnings from foreign subsidiaries	0	[1]	(0)	[1]	(2,338)
Deferred tax assets from discontinued operation profit (loss)	0		(98)		(138)
Reduced deferred tax asset from expecting utilization of carryforward losses	0		0		1,984
Tax in respect of prior years	59		24		(345)
Temporary differences for which no deferred taxes were recorded	238		0		(377)
Permanent differences	77		71		24
Other adjustments	164		(27)		(151)
Taxes on income (tax benefit) as reported in the statements of income	$ 98		$ (662)		$ (1,517)

[1]	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.